Loans and Borrowings - Summary of Changes in Cash Flows from Financing Activities (Detail) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Disclosure Of Reconciliation Of Liabilities Arising From Financing Activities [Line Items]
Beginning balance	$ 221,624	$ 235,164	$ 216,584
Proceeds from bank loans	2,435	2,114	2,168
Repayment of bank loans (refer note 28)	(1,455)	(1,009)	(749)
Acquired thourgh business combination	22	115	199
Additions to lease liabilities	2,958	3,540	7,255
Adjustment due to modification/change in estimate	(123)	(30,604)	(1,435)
Payment of lease liabilites	(3,763)	(3,105)	(2,415)
Interest accrued	16,937	17,749	16,621
Interest paid	(2,102)	(2,049)	(1,743)
Effect of change in foreign exchange rates	(496)	(291)	(1,321)
Ending balance	236,037	221,624	235,164
Secured Bank Loans [Member]
Disclosure Of Reconciliation Of Liabilities Arising From Financing Activities [Line Items]
Beginning balance	3,726	2,667	1,392
Proceeds from bank loans	2,435	2,114	2,168
Repayment of bank loans (refer note 28)	(1,455)	(1,009)	(749)
Interest accrued	405	266	189
Interest paid	(405)	(266)	(189)
Effect of change in foreign exchange rates	(103)	(46)	(144)
Ending balance	4,603	3,726	2,667
Lease Liabilities [Member]
Disclosure Of Reconciliation Of Liabilities Arising From Financing Activities [Line Items]
Beginning balance	16,658	16,379	13,952
Acquired thourgh business combination	22	115	199
Additions to lease liabilities	2,958	3,540	7,255
Adjustment due to modification/change in estimate	(123)	(26)	(1,435)
Payment of lease liabilites	(3,763)	(3,105)	(2,415)
Interest accrued	1,697	1,783	1,554
Interest paid	(1,697)	(1,783)	(1,554)
Effect of change in foreign exchange rates	(393)	(245)	(1,177)
Ending balance	15,359	16,658	16,379
Convertible Notes [Member]
Disclosure Of Reconciliation Of Liabilities Arising From Financing Activities [Line Items]
Beginning balance	201,240	216,118	201,240
Adjustment due to modification/change in estimate		(30,578)
Interest accrued	14,835	15,700	14,878
Ending balance	$ 216,075	$ 201,240	$ 216,118